RISK MANAGEMENT - Liquid Assets (Details) - Liquidity risk - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
RISK MANAGEMENT
Liquid assets	$ 59,617,840	$ 50,680,823
High quality liquid assets | Cash
RISK MANAGEMENT
Liquid assets	27,931,834	25,273,317
High quality liquid assets | High quality liquid securities
RISK MANAGEMENT
Liquid assets	24,862,861	19,951,771
Other liquid assets | Other securities
RISK MANAGEMENT
Liquid assets	$ 6,823,145	$ 5,455,735